NET FINANCIAL RESULT (Tables)	12 Months Ended
Dec. 31, 2022
NET FINANCIAL RESULT
Schedule of net financial result

	December 31,	December 31,	December 31,
	2022	2021	2020
Financial expenses
Interest on loans, financing and debentures (1)	(3,648,330)	(3,188,654)	(3,275,618)
Early settlement premium expenses		(260,289)	(391,390)
Amortization of transaction costs (2)	(69,881)	(107,239)	(101,741)
Interest expenses on lease liabilities	(433,613)	(560,619)	(486,286)
Amortization of fair value adjustments	(18,887)	(5,543)	(38,826)
Other	(419,659)	(98,957)	(165,564)
	(4,590,370)	(4,221,301)	(4,459,425)
Financial income
Cash and cash equivalents and marketable securities	818,780	205,574	146,930
Amortization of fair value adjustments to business combinations		9,110	95,238
Other	148,230	57,872	85,307
	967,010	272,556	327,475
Results from derivative financial instruments
Income	11,969,288	5,582,352	7,283,864
Expenses	(5,207,721)	(7,180,014)	(16,706,546)
	6,761,567	(1,597,662)	(9,422,682)
Monetary and exchange rate variations, net
Exchange rate variations on loans, financing and debentures	3,949,020	(4,847,320)	(13,365,471)
Leases	186,241	(194,415)	(601,519)
Other assets and liabilities (3)	(840,668)	1,240,908	1,436,099
	3,294,593	(3,800,827)	(12,530,891)
Net financial result	6,432,800	(9,347,234)	(26,085,523)

1)	Does not include R$359,407 arising from capitalized loan costs, substantially related to property, plant and equipment in progress of the Cerrado project for the year ended December 31, 2022 (does not include R$18,624 as at December 31, 2021).
2)	Includes expense of R$190 arising from transaction costs on loans and financing that were recognized directly in the statement of income (R$3,993 as at December 31, 2021).
3)	Includes effects of exchange rate variations of trade accounts receivable, trade accounts payable, cash and cash equivalents, marketable securities and others.